Property and Equipment (Details) - Property and equipment - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment [Abstract]
Equipment		$ 3,080,849	$ 2,161,715
Tools and molds		11,543	11,543
Leasehold improvements		85,711	82,848
Furniture and fixtures		95,083	93,518
Total property and equipment		3,273,186	2,349,624
Less accumulated depreciation and amortization		(2,403,882)	(2,080,006)
Property and equipment, net	$ 963,000	$ 869,304	$ 269,618